Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Summary of stock option activity [Abstract]
Number of Stock Options, Beginning Balance	1,486,835	1,486,835
Number of Stock Options, Exercised	(29,237)
Number of Stock Options, Ending Balance	1,457,598	1,486,835
Weighted Average Exercise Price, Beginning Balance	$ 10.09	$ 10.09
Number of Stock Options, Exercisable	1,358,673
Weighted Average Exercise Price, Exercised	$ 10.24
Weighted Average Exercise Price, Ending Balance	$ 10.08	$ 10.09
Weighted Average Exercise Price, Exercisable	$ 10.17
Weighted Average Remaining Contractual Term	2 years 11 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	2 years 7 months 24 days
Aggregate Intrinsic Value	$ 3,466,693
Aggregate Intrinsic Value, Exercisable	$ 3,108,584